Income Tax and Social Contribution - Schedule of Roll Forward (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Roll Forward [Abstract]
At the beginning of the year	R$ 171	R$ 6	R$ 45
At the end of the year	140	171	6
(Expenses) benefits in the year	(25)	162	(40)
Income tax effect	3	3	1
Others	R$ (9)